WESMARK FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 March 31, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE: WesMark Funds (the "Registrant")
        WesMark Small Company Growth Fund
        WesMark Growth Fund
        WesMark Balanced Fund
        WesMark Government Bond Fund
        WesMark West Virginia Municipal Bond Fund
            1933 Act File No. 333-16157
            1940 Act File No. 811-07925

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2008, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 22 on March 28, 2008.

If you have any questions  regarding  this  certification,  please contact me at
(412) 288-8239.

                                                 Very truly yours,



                                                 /s/ Todd P. Zerega
                                                 Todd P. Zerega
                                                 Assistant Secretary